Other financial instruments (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost of sales	$ (33,063)	$ 14,988
Net revenues	31,140	(483)
Other income and expenses, net	746	(1,385)
Other comprehensive (loss) income	(872)	732
Realized (loss) gain	4,762	13,271
Net financial results	1,371	$ (606)
Hedging Programs For Mismatches Of Quotation Periods [Member] | Zinc Forward [Member]
IfrsStatementLineItems [Line Items]
Cost of sales	(33,063)
Net revenues	27,514
Other income and expenses, net	746
Other comprehensive (loss) income	(872)
Realized (loss) gain	10,299
Hedging Programs For Sales Of Zinc At Fixed Price [Member] | Zinc Forward [Member]
IfrsStatementLineItems [Line Items]
Net revenues	3,626
Realized (loss) gain	(4,449)
Hedging Programs For Interest Rate Risk ICPA [Member] | Zinc Forward [Member]
IfrsStatementLineItems [Line Items]
Realized (loss) gain	148
Net financial results	135
Hedging Programs For Interest Rate Risk EUR [Member] | Zinc Forward [Member]
IfrsStatementLineItems [Line Items]
Realized (loss) gain	(1,236)
Net financial results	$ 1,236